Note 15 - Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of intangible assets and goodwill [text block]

15  Goodwill and Other intangible assets

The table below presents the carrying value of Goodwill and Other intangible assets (in thousands):

	Domain	Customer relationships(i)	Trademarks(i)	Total Other Intangibles	Goodwill
Cost
As of January 1, 2024	$1,336	$7,500	$26,100	$34,936	$40,235
Additions arising from business combinations	—	—	731	731	22,231
Exchange differences	—	—	(21)	(21)	(991)
As of December 31, 2024	$1,336	$7,500	$26,810	$35,646	$61,475
Exchange differences	—	—	52	52	1,587
As of December 31, 2025	$1,336	$7,500	$26,862	$35,698	$63,062

Accumulated Amortization
As of December 31, 2024	$—	$(580)	$(1,768)	$(2,348)	$—
As of December 31, 2025	$—	$(1,116)	$(3,478)	$(4,594)	$—

Carrying amount
As of December 31, 2024	$1,336	$6,920	$25,042	$33,298	$61,475
As of December 31, 2025	$1,336	$6,384	$23,384	$31,104	$63,062

(i)

Customer relationships and Trademarks were acquired as part of business combinations and are amortized on a straight-line based over their estimated useful lives (14 years for Customer relationships, 12 to 16 years for Trademarks). Amortization for the year ended December 31, 2025, 2024, and 2023 was $2.2 million, $2.3 million, and $0 respectively.